SEGMENT INFORMATION (Details Narrative) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Wastewater Treatment [Member]
IfrsStatementLineItems [Line Items]
Revenue from continuing operations	$ 799	¥ 5,512	¥ 6,439	¥ 24,405
Wastewater Treatment 1 [Member]
IfrsStatementLineItems [Line Items]
Revenue from continuing operations	$ 557	¥ 3,842	¥ 5,915	¥ 6,867